Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON ETF TRUST
Central Index Key	dei_EntityCentralIndexKey	0001655589
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2016
Prospectus Date	rr_ProspectusDate	Jun. 01, 2016